SCHEDULE OF FUTURE MINIMUM LOAN PAYMENTS (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
2023 (remaining)	$ 44,254
2024	418,306	$ 422,653
2025	21,406	58,438
2026	148,317
2027	5,372
Thereafter	1,790
Total	$ 639,445	$ 481,091	$ 289,425